INVESTMENTS IN LOANS AND SECURITIES - Equity Method Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method and other investments		$ 25,894	$ 14,841
Equity method income (loss)	[1]	5,756	(155)	$ 277
Pagaya SmartResi F1 Fund LP
Schedule of Equity Method Investments [Line Items]
Equity method and other investments		$ 16,810	14,352
Equity method investment, ownership percentage		5.40%
Other
Schedule of Equity Method Investments [Line Items]
Equity method and other investments		$ 9,084	$ 489

[1]	Includes income from proprietary investments.